Financial Instruments and Risk Management (Credit Risk - Movement in the Allowance of Doubtful Accounts during the Year) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Balance at start of period	$ 9	$ 10
Additional allowance	1	(3)
Reversals	(2)	(2)
Change due to translation differences	0	4
Balance at end of period	$ 8	$ 9